Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - Previously Reported [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets		$ 2,320,000	$ 2,320,000
Accumulated Amortization, Intangible assets		(604,675)	(292,671)
Net Disposal, Intangible assets
Net Carrying Amount, Intangible assets		$ 1,715,325	$ 2,027,329
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets		5 years	5 years
Gross Carrying Amount, Intangible assets		$ 990,000	$ 990,000
Accumulated Amortization, Intangible assets		(544,500)	(346,500)
Net Disposal, Intangible assets
Net Carrying Amount, Intangible assets		445,500	643,500
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets		3,760,000	3,760,000
Accumulated Amortization, Intangible assets		(1,343,144)	(758,000)
Net Disposal, Intangible assets		(51,359)
Net Carrying Amount, Intangible assets		$ 2,365,497	$ 3,002,000
Patents and patent applications [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	[1]
Gross Carrying Amount, Intangible assets		$ 650,450	$ 650,450
Accumulated Amortization, Intangible assets
Net Disposal, Intangible assets
Net Carrying Amount, Intangible assets		650,450	650,450
Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets		7,720,450	7,720,450
Accumulated Amortization, Intangible assets		(2,492,319)	(1,397,171)
Net Disposal, Intangible assets		(51,359)
Net Carrying Amount, Intangible assets		$ 5,176,772	$ 6,323,279
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets		5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets		5 years	5 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets		10 years	10 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets		7 years	7 years

[1]	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.